Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income	$ 425,289	¥ 2,960,768	¥ 2,788,547	¥ 2,144,463
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	28,475	198,237	148,238	78,885
Amortization of intangible assets	22,689	157,954	93,030	4,784
Share-based compensation	202,279	1,408,232	580,813	334,973
Share of income (loss) on equity method investments	3,354	23,350	(48,660)	(39,729)
Impairment loss on long-term investments	2,257	15,711	43,200	30,085
Impairment loss on intangible assets				1,266
Loss (gain) on disposal of property and equipment	(57)	(398)	(1,283)	112
Provision (reversal) of allowance for doubtful accounts	1,754	12,209	(585)	585
Changes in operating assets and liabilities
Accounts receivable	63,515	442,176	(440,644)	(7,725)
Prepaid expenses and other current assets	3,788	26,372	(67,304)	(306,838)
Amount due from related parties	(629)	(4,382)	33,463	(32,846)
Deferred tax assets	2,977	20,722	(10,961)	(44,883)
Rental deposits	(120)	(836)	(3,817)	(10,902)
Other non-current assets	(3,451)	(24,022)	(45,534)	(5,234)
Accounts payable	7,505	52,246	233,713	174,290
Income tax payable	2,426	16,886	(38,791)	152,277
Deferred revenue	8,854	61,641	(14,249)	135,443
Accrued expenses and other current liabilities	30,502	212,349	51,903	292,054
Amount due to related parties	(7,618)	(53,032)	43,024	(16,070)
Deferred tax liability	(6,519)	(45,382)	(22,923)	(969)
Other non-current liabilities	(4,584)	(31,915)	6,538	2,086
Net cash provided by operating activities	782,686	5,448,886	3,327,718	2,886,107
Cash flows from investing activities
Purchase of property and equipment	(26,792)	(186,522)	(242,843)	(218,627)
Proceeds from disposal of property and equipment	116	808	2,214	59
Payment for long-term investments	(9,265)	(64,500)	(65,125)	(53,928)
Prepayment for long-term investments	(2,155)	(15,000)	(55,000)	(50,000)
Payment for acquired intangible assets				(18,979)
Payment for business acquisition, net of cash acquired			(3,318,841)
Purchase of short-term deposits	(3,181,811)	(22,151,135)	(20,287,302)	(4,028,058)
Cash received on maturity of short-term deposits	2,684,138	18,686,430	13,922,393	4,191,859
Payment for short-term investments	(51,711)	(360,000)	(457,200)	(15,700)
Cash received from sales of short-term investment	51,711	360,000	467,700	5,200
Purchase of long-term deposits	(43,092)	(300,000)
Net cash used in investing activities	(578,861)	(4,029,919)	(10,034,004)	(188,174)
Cash flows from financing activities
Capital contribution from non-controlling interest shareholder			12	490
Deferred payment of purchase of property and equipment	(2,458)	(17,114)	(8,562)	(1,496)
Proceeds from exercise of share options	27	187	5,313	3,839
Dividends payment	(126,023)	(877,346)
Proceeds from bank loan			1,913,190
Repayment of bank loan			(2,041,680)
Deferred payment for business acquisition	(54,513)	(379,507)
Proceeds from issuance of convertible notes, net of issuance cost of RMB114,382			4,819,678
Net cash provided by financing activities	(182,967)	(1,273,780)	4,687,951	2,833
Effect of exchange rate changes	(72)	(478)	24,175	(26,840)
Net increase (decrease) in cash and cash equivalents	20,786	144,709	(1,994,160)	2,673,926
Cash and cash equivalents at the beginning of year	354,511	2,468,034	4,462,194	1,788,268
Cash and cash equivalents at the end of year	375,297	2,612,743	2,468,034	4,462,194
Non-cash investing and financing activities
Payable for purchase of property and equipment	438	3,051	49,407	47,267
Payable for repurchase of ordinary shares			44,347	¥ 41,966
Deferred consideration in connection with business acquisition	12,116	84,346	469,274
Ordinary shares issued for the acquisition of Tantan Limited			¥ 784,215
Right-of-use assets acquired in operating lease	$ 18,294	¥ 127,362